Share-based compensation, Non-vested Share Awards (Details) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) shares SFr / shares	Dec. 31, 2020 CHF (SFr) shares SFr / shares	Dec. 31, 2019 CHF (SFr) shares SFr / shares
Weighted Average grant date fair value [Abstract]
Granted during the year (in CHF per share) | SFr / shares	SFr 0	SFr 0	SFr 0
Weighted average fair value, restricted share awards granted (in CHF per share) | SFr / shares	0	0	0
Weighted average fair value, non-vested restricted share awards granted (in CHF per share) | SFr / shares	SFr 9.41	SFr 9.51	SFr 9.52
Expense charged against the income statement | SFr	SFr 4.1	SFr 4.1	SFr 2.8
Non-vested Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)		0	0
Number of non-vested shares [Abstract]
Non-vested at beginning of period (in shares)	19,494	42,763	109,041
Forfeited during the year (in shares)		(11,828)	0
Expired during the year (in shares)		(7,804)
Exercised during the year (in shares)	(2,471)	(84,638)
Granted during the year (in shares)		0	0
Vested during the year	(18,697)	(23,269)	(66,278)
Non-vested at end of period (in shares)	797	19,494	42,763
Vested and exercisable (in shares)	65,515	49,289	130,290
Weighted Average grant date fair value [Abstract]
Non-vested at beginning of period (in CHF per share) | SFr / shares	SFr 9.51	SFr 9.52	SFr 9.51
Forfeited during the year (in CHF per share) | SFr / shares		9.47	0
Expired during the year (in CHF per share) | SFr / shares		9.52
Exercised during the year (in CHF per share) | SFr / shares	9.46	9.51
Granted during the year (in CHF per share) | SFr / shares		0	0
Vested during the year (in CHF per share) | SFr / shares	9.52	9.52	9.51
Non-vested at end of period (in CHF per share) | SFr / shares	9.41	9.51	9.52
Vested and exercisable (in CHF per share) | SFr / shares	SFr 9.48	9.47	9.58
Weighted average fair value, restricted share awards granted (in CHF per share) | SFr / shares		SFr 0	SFr 0
Restricted Stock Units [Member] | Directors [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	83,864
Vesting conditions	1 year
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	83,864
Restricted Stock Units [Member] | Executives [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	110,839
Vesting conditions	4 years
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	110,839